Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY PURITAN TRUST
Prospectus Date	rr_ProspectusDate	May 30, 2017
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2017